Premises and Equipment (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of future minimum lease payments
2013	$ 8,645
2014	8,061
2015	7,298
2016	6,706
2017	6,103
Thereafter	45,460
Future minimum payments, Total	$ 82,273